UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-23480

Conversus StepStone Private Markets
(Exact name of registrant as specified in charter)

________

128 S Tryon St., Suite 880
Charlotte, NC 28202
 (Address of principal executive offices)

________

Robert W. Long
Chief Executive Officer
StepStone Conversus LLC
128 S Tryon St., Suite 880
Charlotte, NC 28202
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: (704) 215-4300
Date of Fiscal Year End: March 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

________

Item 1. Proxy Voting Record.

Conversus StepStone Private Markets
Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

(The Fund commenced operations October 1, 2020)

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conversus StepStone Private Markets

By:   /s/ Robert W. Long
Robert W. Long
President and Principal Executive Officer
Date: August 19, 2021